Real Estate Real Estate (Details 15) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 tenant		Dec. 31, 2013
Real Estate Properties [Line Items]
Real Estate Revenue Gross	$ 139,668,000	[1]	$ 96,776,000
Number of Tenants	75	[1]
Real Estate Revenue Percentage	100.00%	[1]	100.00%
2000 to 3999 Manufacturing
Real Estate Properties [Line Items]
Real Estate Revenue Gross	38,769,000	[1]
Number of Tenants	17	[1]
Real Estate Revenue Percentage	27.80%	[1]
520000 to 529999 Finance and Insurance
Real Estate Properties [Line Items]
Real Estate Revenue Gross	32,267,000	[1]
Number of Tenants	24	[1]
Real Estate Revenue Percentage	23.10%	[1]
510000 to 519999 Information
Real Estate Properties [Line Items]
Real Estate Revenue Gross	19,565,000	[1],[2]
Number of Tenants	6	[1],[2]
Real Estate Revenue Percentage	14.00%	[1],[2]
540000 to 549999 Professional, Scientific, and Technical Services
Real Estate Properties [Line Items]
Real Estate Revenue Gross	11,386,000	[1],[3]
Number of Tenants	7	[1],[3]
Real Estate Revenue Percentage	8.20%	[1],[3]
420000 to 429999 Wholesale Trade
Real Estate Properties [Line Items]
Real Estate Revenue Gross	8,964,000	[1],[4]
Number of Tenants	3	[1],[4]
Real Estate Revenue Percentage	6.40%	[1],[4]
All Others Industry
Real Estate Properties [Line Items]
Real Estate Revenue Gross	$ 28,717,000	[1],[5]
Number of Tenants	18	[1],[5]
Real Estate Revenue Percentage	20.50%	[1],[5]

[1]	Industry classification based on the 2012 North American Industry Classification System.
[2]	Includes Telecommunications.
[3]	Includes, but is not limited to: Scientific Research and Development Services; Architectural, Engineering, and Related Services; and Legal Services.
[4]	Includes, but is not limited to: Machinery, Equipment, and Supplies Merchant Wholesalers; Professional and Commercial Equipment and Supplies Merchant Wholesalers; Household Appliances and Electrical and Electronic Goods Merchant Wholesalers; Paper and Paper Product Merchant Wholesalers; and Apparel, Piece Goods, and Notions Merchant Wholesalers.
[5]	All others account for less than 5% of total annualized net rent on an individual basis.